Retirement-Related Benefits - PBO, APBO, FV of Plan Assets, Funded Status (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Overfunded plans
Funded status of plan
Benefit Obligations	$ 71,044	$ 66,861
Fair Value of Plan Assets	78,654	73,726
Funded Status	7,610	6,865
Underfunded plans
Funded status of plan
Benefit Obligations	38,747	36,399
Fair Value of Plan Assets	19,632	18,445
Funded Status	$ (19,116)	(17,955)
Pension Plans
Funded status of plan
Percentage of plan funded	93.00%
Pension Plans | Qualified Plans
Funded status of plan
Percentage of plan funded	102.00%
U.S. | Underfunded plans
Funded status of plan
Benefit Obligations	$ 5,653	5,618
Fair Value of Plan Assets	15	3
Funded Status	(5,638)	(5,615)
U.S. | Underfunded plans | Personal Pension Plan (PPP)
Funded status of plan
Benefit Obligations	1,556	1,473
Funded Status	(1,556)	(1,473)
U.S. | Underfunded plans | Retention Plan
Funded status of plan
Benefit Obligations	306	288
Funded Status	(306)	(288)
U.S. | Pension Plans
Funded status of plan
Benefit Obligations	52,237	50,232	$ 47,812
Fair Value of Plan Assets	54,386	51,784	48,213
Funded Status	$ 2,149	1,551
U.S. | Pension Plans | Qualified Plans | Personal Pension Plan (PPP)
Funded status of plan
Percentage of plan funded	108.00%
U.S. | Pension Plans | Qualified Plans | Overfunded plans | Personal Pension Plan (PPP)
Funded status of plan
Benefit Obligations	$ 50,375	48,471
Fair Value of Plan Assets	54,386	51,784
Funded Status	4,011	3,313
U.S. | Nonpension Postretirement Benefit Plans
Funded status of plan
Benefit Obligations	3,791	3,857	3,912
Fair Value of Plan Assets	15	3	29
Funded Status	(3,776)	(3,854)
U.S. | Nonpension Postretirement Benefit Plans | Underfunded plans
Funded status of plan
Benefit Obligations	3,791	3,857
Fair Value of Plan Assets	15	3
Funded Status	(3,776)	(3,854)
Non-U.S. | Overfunded plans
Funded status of plan
Benefit Obligations	20,670	18,390
Fair Value of Plan Assets	24,269	21,942
Funded Status	3,599	3,552
Non-U.S. | Underfunded plans
Funded status of plan
Benefit Obligations	33,095	30,782
Fair Value of Plan Assets	19,617	18,442
Funded Status	(13,478)	(12,340)
Non-U.S. | Pension Plans
Funded status of plan
Benefit Obligations	52,989	48,324	45,770
Fair Value of Plan Assets	43,832	40,319	36,758
Funded Status	(9,157)	(8,005)
Non-U.S. | Pension Plans | Qualified Plans | Overfunded plans
Funded status of plan
Benefit Obligations	20,649	18,371
Fair Value of Plan Assets	24,246	21,921
Funded Status	3,597	3,550
Non-U.S. | Pension Plans | Qualified Plans | Underfunded plans
Funded status of plan
Benefit Obligations	25,160	23,222
Fair Value of Plan Assets	19,586	18,398
Funded Status	(5,574)	(4,824)
Non-U.S. | Pension Plans | Nonqualified Plans | Underfunded plans
Funded status of plan
Benefit Obligations	7,180	6,731
Funded Status	(7,180)	(6,731)
Non-U.S. | Nonpension Postretirement Benefit Plans
Funded status of plan
Benefit Obligations	775	848	705
Fair Value of Plan Assets	53	65	$ 65
Funded Status	(722)	(783)
Non-U.S. | Nonpension Postretirement Benefit Plans | Overfunded plans
Funded status of plan
Benefit Obligations	21	19
Fair Value of Plan Assets	22	21
Funded Status	1	2
Non-U.S. | Nonpension Postretirement Benefit Plans | Underfunded plans
Funded status of plan
Benefit Obligations	755	828
Fair Value of Plan Assets	31	44
Funded Status	$ (723)	$ (785)